Document and Entity Information	12 Months Ended
Aug. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	PLATINUM GROUP METALS LTD
Entity Central Index Key	0001095052
Current Fiscal Year End Date	--08-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	64,095,073
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true